PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of parent company condensed balance sheets

	As of December 31,
	2024	2023
	US$	US$
ASSETS
Current assets
Cash	963	33,888
Restricted cash	338	—
Amounts due from subsidiaries	95,693	46,087
Prepayments and other current assets – related parties, net	15,684	—
Prepayments and other current assets – third parties, net	6,362	1,687
Total current assets	119,040	81,662
Non-current assets
Investment securities – related parties	2,221	3,326
Securities pledged to an investor	315,796	—
Total non-current assets	318,017	3,326
Total assets	437,057	84,988
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible notes – related parties	113,910	—
Convertible notes – third parties	—	20,277
Share buyback forward liabilities	117,059	—
Amounts due to subsidiaries	1,140	—
Accrued expenses and other current liabilities – third parties	16,497	714
Put option liabilities – third parties	309,115	—
Total current liabilities	557,721	20,991
Non-current liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs	728,858	873,881
Put option liabilities – related parties	—	11,884
Warrant liabilities	3,340	—
Total non-current liabilities	732,198	885,765
Total liabilities	1,289,919	906,756
Total mezzanine equity	—	383,530
Shareholders’ deficit
Ordinary Shares	7	21
Additional paid-in capital	1,785,664	358,187
Accumulated other comprehensive income	55,165	25,267
Accumulated deficit	(2,693,698)	(1,588,773)
Total shareholders’ deficit	(852,862)	(1,205,298)
Total liabilities, mezzanine equity and shareholders’ deficit	437,057	84,988

Schedule of parent company condensed statements of comprehensive loss

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Total operating expenses	(24,322)	(2,983)	(11,127)
Interest income	4,725	6,979	2,839
Interest expenses	(12,876)	—	—
Investment income (loss), net	13,320	(5,084)	(4,242)
Foreign currency exchange gains (losses), net	614	(171)	(13,068)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(285,322)	(3,124)	—
Share of losses from subsidiaries and consolidated VIEs	(801,064)	(737,618)	(698,323)
Loss before income taxes	(1,104,925)	(742,001)	(723,921)
Income tax expense	—	—	—
Net loss	(1,104,925)	(742,001)	(723,921)
Other comprehensive loss:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes	13,547	(8,650)	(893)
Foreign currency translation adjustment, net of nil income taxes	16,351	16,210	18,669
Total comprehensive loss	(1,075,027)	(734,441)	(706,145)

Schedule of parent company condensed statements of cash flows

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Net cash (used in) generated from operating activities	(45,034)	3,127	2,682
Net cash used in investing activities	(1,246,477)	(347,697)	(113,216)
Net cash provided by financing activities	1,260,592	27,163	392,053
Effect of exchange rate changes on cash	(1,668)	(1,812)	(10,161)
Net (decrease) increase in cash and restricted cash	(32,587)	(319,219)	271,358
Cash and restricted cash at beginning of the year	33,888	353,107	81,749
Cash and restricted cash at end of the year	1,301	33,888	353,107